Cost of Revenue	6 Months Ended
Jun. 30, 2025
Cost of Revenue [Abstract]
Cost of revenue
9.	Cost of revenue

An analysis of revenue is set out below:

	Six months ended June 30,
	2025	2024
Subcontracting charges	$299,018	$515,702
Depreciation and amortization	42,121	41,972
Salaries	38,807	49,073
	$379,946	$606,747